Financial Assets and Liabilities - Summary of Development in Borrowings Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period	€ 508,377	€ 104,961
Repayments	(26,060)	(14,705)
Net proceeds	136,256	503,281
Additions	2,973	3,194
Separation of fair value		(142,467)
Accretion of interest	43,967	34,058
Foreign exchange adjustment	(21,248)	20,055
End of period	644,265	508,377
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period	399,186	0
Repayments	(12,054)	(6,710)
Net proceeds	136,256	503,281
Separation of fair value		(142,467)
Accretion of interest	40,386	30,216
Foreign exchange adjustment	(18,302)	14,866
End of period	545,472	399,186
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of period	109,191	104,961
Repayments	(14,006)	(7,995)
Additions	2,973	3,194
Accretion of interest	3,581	3,842
Foreign exchange adjustment	(2,946)	5,189
End of period	€ 98,793	€ 109,191